Intangible Assets Other Than Goodwill - Aggregate Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Weighted average amortization periods of intangible assets
Within One Year	$ 4,206
Year Two	4,206
Year Three	4,206
Year Four	3,164
Year Five	3,164
Thereafter	51,951
Total	70,897	57,719
Trade name
Weighted average amortization periods of intangible assets
Within One Year	1,042
Year Two	1,042
Year Three	1,042
Total	3,126	4,168
Port terminal operating rights
Weighted average amortization periods of intangible assets
Within One Year	1,389
Year Two	1,389
Year Three	1,389
Year Four	1,389
Year Five	1,389
Thereafter	37,757
Total	44,702	28,708
Customer relationships
Weighted average amortization periods of intangible assets
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	14,194
Total	$ 23,069	$ 24,843